Broker-Dealer and Clearing Organization Receivables and Payables	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Broker-Dealer and Clearing Organization Receivables and Payables
Broker-Dealer and Clearing Organization Receivables and Payables

17. Broker-Dealer and Clearing Organization Receivables and Payables

Broker-dealer and clearing organization receivables and payables consisted of the following (in thousands).

	June 30,	December 31,
	2014	2013
Receivables:
Securities borrowed	$163,682	$107,365
Securities failed to deliver	26,974	7,160
Clearing organizations	80	4,698
Due from dealers	28	94
	$190,764	$119,317

Payables:
Securities loaned	$133,162	$74,913
Correspondents	49,885	44,852
Securities failed to receive	28,002	5,523
Clearing organizations	16,842	4,390
	$227,891	$129,678

26. Broker-Dealer and Clearing Organization Receivables and Payables

Broker-dealer and clearing organization receivables and payables consisted of the following (in thousands).

	December 31,
	2013	2012
Receivables:
Securities borrowed	$107,365	$103,936
Securities failed to deliver	7,160	33,045
Clearing organizations	4,698	8,543
Due from dealers	94	40
	$119,317	$145,564

Payables:
Securities loaned	$74,913	$115,102
Correspondents	44,852	41,414
Securities failed to receive	5,523	31,474
Clearing organizations	4,390	—
	$129,678	$187,990